INCOME TAX EXPENSES - Additional Information (Details)	Dec. 31, 2024 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 11,277,729
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	33,353
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	11,007,304
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	23,007
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 214,065